Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jul. 17, 2024	Jul. 12, 2024
Subsequent Events [Line Items]
Payment remaining balance	$ 5,000,000
Business Acquisition [Member]
Subsequent Events [Line Items]
Equity interest		60.00%
Purchase price		$ 8,000,000